CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014
Revenues
Wholesale sales	$ 39,263				$ 57,021
Cost of wholesale goods sold	(25,085)				(42,408)
Net wholesale sales	14,178				14,613
Tenant rental	28,764				86,294
Consulting fees, net of bad debt expenses	(13,600)				40,000
Total revenues	29,342				140,907
Operating expenses:
General and administrative	38,341	2,916	2,916	53,265	135,872
Payroll and related	136,470	42,199	42,199	108,588	373,048
Share-based compensation	1,006,500				1,006,500
Professional fees	143,237	256,640	256,640	391,132	344,291
Office expense	17,447	11,304	11,304	8,269	46,591
Loss on expired option to acquire real estate				150,000
Depreciation and amortization	12,598				18,830
Total operating expenses	1,354,593	313,059	313,059	711,254	1,925,132
Operating loss	(1,325,251)	(313,059)	(313,059)	(711,254)	(1,784,225)
Other (expense):
Loss on derivative liability, net	(117,633)				(541,397)
Amortization of debt discount	(227,977)			(794)	(645,858)
Loss on option to purchase property		(150,000)	(150,000)
Interest expense	(75,799)			(871)	(203,909)
Total other (expense):	(421,409)	(150,000)	(150,000)	(1,665)	(1,391,164)
Loss from continuing operations	(1,746,660)	(463,059)	(463,059)		(3,175,389)
Loss from discontinued operations		(8,957)	(8,957)	1,957
Net loss	(1,746,660)	(472,016)	(472,016)	(710,962)	(3,175,389)
From continuing operations	$ (0.13)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.24)
From discontinued operations				$ 0
Net loss per share - basic and diluted	$ (0.13)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.24)
Weighted average number of common shares Outstanding - basic and fully diluted	13,545,738	12,792,820	12,792,820	14,026,127	13,476,962